SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Lease Agreement [Member]	Aug. 30, 2022 USD ($) ft²
Subsequent Event [Line Items]
Area of land | ft²	13,600
Annual rent | $	$ 81,000
Operating lesae percentage	15.00%
Dongguan Jiasheng [Member]
Subsequent Event [Line Items]
Ownership percentage	58.00%